Financial Risk Management - Summary of Financial Instruments Foreign Currencies (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	₩ 81,808,520	₩ 69,523,176
Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	10,320,679	10,212,151
Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,100,277	8,032,103
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	833,886	295,209
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	274,044	108,632
Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	45,790,080	37,508,968
Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,869,610	7,679,145
Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,578,596	3,327,474
Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	3,041,348	2,359,494
Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	78,289,693	63,635,498
Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,143,413	1,496,712
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,272,689	599,543
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	130,784	42,470
Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	36,365,427	31,548,645
Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	23,903,227	19,112,108
Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	10,824,764	8,515,662
Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	4,649,389	2,320,358
Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	25,118,435	20,509,664
USD | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	59,363,110	51,911,017
USD | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,334,501	6,995,653
USD | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,098,956	7,217,843
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	636,456	222,759
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	251,522	104,091
USD | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	32,995,825	26,605,737
USD | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	5,326,003	6,604,010
USD | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	5,841,305	2,267,233
USD | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,878,542	1,893,691
USD | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	58,961,287	47,037,860
USD | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,143,413	1,496,712
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	893,781	376,230
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	130,784	42,470
USD | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	25,706,364	21,324,104
USD | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	19,700,039	15,597,440
USD | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	7,771,068	6,366,475
USD | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	3,615,838	1,834,429
USD | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	23,777,728	19,149,581
JPY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,440,860	1,072,833
JPY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	461,826	420,964
JPY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	2,443	12,047
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	159	221
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	683,705	597,413
JPY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	5,152
JPY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	292,727	37,036
JPY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,073,560	1,385,330
JPY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	9,016	6,099
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,339,119	900,044
JPY | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	458,856	456,029
JPY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	266,569	23,158
JPY | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	0	353
EUR | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	4,575,196	3,341,012
EUR | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	456,888	482,144
EUR | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	601,726	514,047
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	10,412	44,384
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	2,813,855	1,777,967
EUR | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	9,091	121,573
EUR | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	322,755	300,856
EUR | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	360,469	100,041
EUR | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	4,189,274	3,800,160
EUR | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	81,119	61,941
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	1,429,567	1,873,026
EUR | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	446,968	386,023
EUR | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,041,517	1,338,391
EUR | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	190,103	140,779
EUR | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	243,431	262,116
GBP | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	981,469	356,475
GBP | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	97,502	96,951
GBP | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	59,263	11,024
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	10	534
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	755,912	234,612
GBP | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	5,677	6,272
GBP | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	37,816	0
GBP | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	25,289	7,082
GBP | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	964,741	638,916
GBP | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	17,072	19,833
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	344,824	106,456
GBP | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	588,324	496,084
GBP | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	14,521	16,543
GBP | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	102,232	2,991
CNY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	3,348,048	3,020,926
CNY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	645,271	570,186
CNY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	7,110	16,113
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	19,053	5,549
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,944,500	1,774,589
CNY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	556,052	536,747
CNY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	60,013	48,435
CNY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	116,049	69,307
CNY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,743,703	2,157,614
CNY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	6,868	18,223
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,307,068	1,943,015
CNY | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	266,727	0
CNY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	36,288	102,443
CNY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	126,752	93,933
CNY | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	220,890	250,239
Others | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	12,099,837	9,820,913
Others | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	2,324,691	1,646,253
Others | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	330,779	261,029
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	167,796	21,762
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	22,522	4,541
Others | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	6,596,283	6,518,650
Others | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	972,787	405,391
Others | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	1,316,707	710,950
Others | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Asset Reporting Currency Denominated Value	368,272	252,337
Others | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	9,357,128	8,615,618
Others | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	264,833	117,217
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	5,238,485	5,402,000
Others | Borrowings Translated Into Korean Won
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	2,442,313	2,176,532
Others | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	975,891	708,353
Others | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Liability Reporting Currency Denominated Value	435,606	211,516
Others | Off-balance sheet items
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 774,154	₩ 844,384